Consolidated Statements of Financial Position - CAD ($)	Oct. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 175,768	$ 4,599,437
Other receivables	69,518	160,866
Related parties (Note 7b)	64,134
Prepaid expenses	19,443	160,063
Short-term investment (Note 6)	264,449
Total current assets	593,312	4,920,366
Non-current assets
Property and equipment (Note 4)	17,610	20,578
Intangible assets (Note 3)	177,797	198,039
Restricted cash	20,000	20,000
Right-of-use asset (Note 5)	48,768
Deferred offering costs	270,487
Total non-current assets	534,662	238,617
Total assets	1,127,974	5,158,983
Current liabilities
Accounts payable and accrued liabilities	1,906,706	348,895
Due to related parties (Note 7)	281,844	8,260
Derivative liability (Note 8c)	396,597
Lease liability (Note 5)	52,399
Total liabilities	2,637,546	357,155
Shareholders’ (deficit) equity
Share capital and share premium (Note 8)	9,153,900	7,905,514
RSU reserve (Note 11)	672,945	154,000
Warrants (Note 9)	626,641	342,000
Share-based payment reserve (Note 10)	1,915,895	839,457
Accumulated other comprehensive loss	(29,004)
Accumulated deficit	(13,849,949)	(4,439,143)
Total shareholders’ equity (deficit)	(1,509,572)	4,801,828
Total liabilities and shareholders’ equity (deficit)	$ 1,127,974	$ 5,158,983